UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

Courtney R. Taylor

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Short-Term Bond Fund of America Investment portfolio May 31, 2014 unaudited

Bonds, notes & other debt instruments 96.70%
U.S. Treasury bonds & notes 35.02%	Principal amount	Value
U.S. Treasury 26.56%	(000)	(000)

U.S. Treasury 1.25% 2015[1]	$ 25,000	$ 25,359
U.S. Treasury 0.25% 2016	75,000	74,852
U.S. Treasury 0.375% 2016	148,495	148,701
U.S. Treasury 0.375% 2016	75,000	75,152
U.S. Treasury 0.625% 2016	76,795	76,963
U.S. Treasury 0.625% 2016	4,500	4,502
U.S. Treasury 0.875% 2016	100,000	100,863
U.S. Treasury 1.00% 2016	55,000	55,630
U.S. Treasury 1.50% 2016[1]	157,560	161,148
U.S. Treasury 1.50% 2016	50,000	51,145
U.S. Treasury 1.75% 2016	138,525	142,323
U.S. Treasury 2.75% 2016	1,000	1,054
U.S. Treasury 4.625% 2016	500	550
U.S. Treasury 0.875% 2017	75,000	75,434
U.S. Treasury 0.875% 2017	10,000	10,030
U.S. Treasury 0.875% 2017	3,000	3,011
U.S. Treasury 1.00% 2017	21,105	21,267
U.S. Treasury 4.50% 2017	72,000	79,821
U.S. Treasury 1.50% 2019	100,000	99,837
		1,207,642
U.S. Treasury inflation-protected securities[2] 8.46%

U.S. Treasury Inflation-Protected Security 0.50% 2015	29,434	29,904
U.S. Treasury Inflation-Protected Security 2.00% 2016	14,283	15,093
U.S. Treasury Inflation-Protected Security 0.125% 2018	51,100	52,817
U.S. Treasury Inflation-Protected Security 0.125% 2019	191,560	197,115
U.S. Treasury Inflation-Protected Security 0.625% 2024	86,568	89,829
		384,758
Total U.S. Treasury bonds & notes		1,592,400
Mortgage-backed obligations[3] 20.35%

Fannie Mae 4.00% 2019	6,742	7,174
Fannie Mae 4.00% 2019	3,035	3,232
Fannie Mae 4.00% 2019	2,855	3,040
Fannie Mae 3.00% 2023	4,190	4,384
Fannie Mae 3.00% 2023	4,068	4,259
Fannie Mae 5.00% 2023	945	1,044
Fannie Mae 5.00% 2023	698	771
Fannie Mae 3.50% 2025	2,363	2,502
Fannie Mae 4.50% 2025	6,221	6,678
Fannie Mae 3.50% 2026	4,725	5,003
Fannie Mae, Series 2007-114, Class A7, 0.35% 2037[4]	7,500	7,392
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[3] (continued)	(000)	(000)

Fannie Mae 2.393% 2037[4]	$ 2,880	$ 3,078
Fannie Mae 2.325% 2038[4]	628	671
Fannie Mae 6.00% 2038	9,860	11,094
Fannie Mae 6.00% 2038	3,987	4,489
Fannie Mae 6.00% 2038	314	353
Fannie Mae 3.513% 2039[4]	1,620	1,707
Fannie Mae 3.561% 2039[4]	1,269	1,335
Fannie Mae 3.569% 2039[4]	1,984	2,094
Fannie Mae 3.58% 2039[4]	1,265	1,333
Fannie Mae 3.892% 2039[4]	1,259	1,332
Fannie Mae 3.943% 2039[4]	897	949
Fannie Mae 3.945% 2039[4]	1,259	1,337
Fannie Mae 3.253% 2040[4]	3,053	3,283
Fannie Mae 4.198% 2040[4]	3,674	3,915
Fannie Mae 4.379% 2040[4]	4,520	4,832
Fannie Mae 2.467% 2041[4]	11,389	11,905
Fannie Mae 3.176% 2041[4]	4,599	4,823
Fannie Mae 3.522% 2041[4]	1,821	1,909
Fannie Mae 3.794% 2041[4]	4,131	4,436
Fannie Mae 5.00% 2041	7,454	8,271
Fannie Mae 2.396% 2042[4]	5,485	5,717
Fannie Mae 4.00% 2044[5]	8,500	8,974
Fannie Mae 4.50% 2044[5]	180,770	195,458
Government National Mortgage Assn. 5.46% 2059	18,486	19,744
Government National Mortgage Assn. 4.804% 2061	947	1,033
Government National Mortgage Assn., Series 2012, Class H-20, 1.007% 2062[4]	40,088	40,445
Government National Mortgage Assn. 4.676% 2063	1,995	2,190
Government National Mortgage Assn. 4.691% 2063	2,200	2,416
Government National Mortgage Assn. 4.715% 2063	2,389	2,620
Government National Mortgage Assn. 5.097% 2063	1,182	1,291
Government National Mortgage Assn., Series 2014, Class H-08, 0.73% 2064[4]	20,432	20,480
Government National Mortgage Assn. 4.675% 2064	2,019	2,215
Government National Mortgage Assn. 4.694% 2064	2,226	2,442
Government National Mortgage Assn. 4.701% 2064	2,277	2,499
Government National Mortgage Assn. 4.777% 2064	2,147	2,358
Government National Mortgage Assn. 4.799% 2064	2,286	2,508
Government National Mortgage Assn. 5.053% 2064	1,761	1,900
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A-7, 5.118% 2042[4]	8,687	9,015
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	9,000	9,849
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A1A, 5.715% 2043[4]	21,564	23,370
Wachovia Bank Commercial Mortgage Trust, Series 2006-C-23, Class A-M, 5.72% 2043[4]	6,048	6,541
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A1A, 5.749% 2045[4]	4,343	4,734
Freddie Mac, Series 2014-DN1, Class M-1, 1.15% 2024[4]	3,989	4,013
Freddie Mac 5.50% 2024	17,378	18,615
Freddie Mac 5.50% 2034	971	1,093
Freddie Mac 5.50% 2036	866	964
Freddie Mac 2.477% 2037[4]	268	287
Freddie Mac 2.564% 2037[4]	367	392
Freddie Mac 2.204% 2038[4]	46	48
Freddie Mac 2.432% 2038[4]	997	1,065
Freddie Mac 2.545% 2038[4]	692	739
Freddie Mac 5.288% 2038[4]	726	776
Freddie Mac 3.849% 2039[4]	2,270	2,424
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations[3] (continued)	(000)	(000)

Freddie Mac 3.867% 2039[4]	$ 1,292	$ 1,351
Freddie Mac 3.903% 2039[4]	460	490
Freddie Mac 3.514% 2040[4]	7,975	8,584
Freddie Mac 3.20% 2041[4]	8,850	9,402
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A-M, 5.413% 2039	7,932	8,663
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A1A, 5.641% 2039[4]	11,176	12,009
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-1-A, 5.387% 2040	14,440	15,908
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A-M, 5.493% 2040[4]	10,000	10,744
Hilton USA Trust, Series 2013-HLF-AFX, 2.662% 2030[6]	8,970	9,106
Hilton USA Trust, Series 2013-HLF-BFX, 3.367% 2030[6]	33,300	34,233
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A-4, 4.895% 2037	4,500	4,646
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.289% 2037[4]	283	283
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A-3, 4.697% 2042	766	774
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A-M, 5.525% 2043[4]	4,373	4,701
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A-4, 5.814% 2043[4]	2,235	2,419
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class A-1, 1.031% 2045	1,685	1,689
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB-16, Class A1A, 5.546% 2045	13,049	14,165
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A-1-A, 5.431% 2047[4]	977	1,074
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-1-A, 5.703% 2049[4]	7,715	8,612
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A-1-A, 5.85% 2051[4]	3,482	3,921
ML-CFC Commercial Mortgage Trust, Series 2006-2, Class A-1-A, 5.87% 2046[4]	9,014	9,816
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A1A, 5.166% 2049	13,604	14,787
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-M 5.204% 2049	5,500	5,988
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.896% 2049[4]	6,795	7,619
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-1-A, 5.82% 2038[4]	4,806	5,170
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-1-A, 5.426% 2039	7,458	8,195
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A-1-A, 5.704% 2049	18,586	20,904
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1, 2.238% 2044	1,139	1,150
DBUBS Mortgage Trust, Series 2011-LC2A, Class A-2, 3.386% 2044[6]	20,000	20,915
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[6]	4,999	5,219
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-4, 5.205% 2042[4]	3,312	3,446
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A1A, 5.319% 2043	20,058	21,857
Commercial Mortgage Trust, Series 2006-C8, Class A1A, 5.292% 2046	15,368	16,817
Commercial Mortgage Trust, Series 2014-UBS2, Class A-1, 1.298% 2047	3,426	3,429
Banc of America Commercial Mortgage Inc., Series 2006-1, Class A1A, 5.378% 2045[4]	17,750	18,885
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class A1A, 5.707% 2040[4]	11,460	12,856
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class A-2, 4.945% 2041	31	31
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A-AB, 5.53% 2041	546	546
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class A-1-A, 5.65% 2050[4]	4,062	4,503
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039	12,069	13,038
Citigroup Commercial Mortgage Trust, Series 2014-CG19, Class A-1, 1.199% 2047	11,491	11,509
LB Commercial Mortgage Trust, Series 2007-C3, Class A-1-A, multifamily 5.848% 2044[4]	10,019	11,117
Westpac Banking Corp. 1.375% 2015[6]	10,000	10,116
Royal Bank of Canada 3.125% 2015[6]	7,000	7,170
GS Mortgage Securities Corp. II, Series 2011-GC5, Class A-1, 1.468% 2044	6,329	6,365
Bank of Montreal 2.85% 2015[6]	5,000	5,132
GE Commercial Mortgage Corp., Series 2005-C2, Class A-4, 4.978% 2043[4]	4,933	5,070
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class A, 1.05% 2019[4,6]	2,500	2,500
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class B, 1.45% 2019[4,6]	500	500
CS First Boston Mortgage Securities Corp., Series 2014-ICE, Class C, 1.80% 2019[4,6]	500	500
American General Mortgage Loan Trust, Series 2010-1A, Class A-1, 5.15% 2058[4,6]	225	227
Ally Financial Inc., Series 2004-C3, Class A-4, 4.547% 2041	186	186
		925,177
Bonds, notes & other debt instruments
Corporate bonds & notes 17.02%	Principal amount	Value
Financials 8.17%	(000)	(000)

Bank of America Corp. 1.054% 2016[4]	$ 7,500	$ 7,554
Bank of America Corp. 1.25% 2017	12,500	12,533
Bank of America Corp. 2.60% 2019	10,000	10,160
Wells Fargo & Co. 3.75% 2014	7,500	7,588
Wells Fargo & Co. 1.15% 2017	21,225	21,231
Wells Fargo & Co. 4.10% 2026	1,300	1,312
BNP Paribas 0.713% 2017[4]	14,845	14,835
BNP Paribas 2.45% 2019	15,000	15,167
BB&T Corp. 1.00% 2017	21,230	21,194
BB&T Corp. 2.05% 2018	4,750	4,809
US Bancorp. 0.628% 2019[4]	20,000	20,063
US Bancorp. 2.20% 2019	2,000	2,023
MetLife Global Funding I 5.125% 2014[6]	5,000	5,004
MetLife Global Funding I 1.30% 2017[6]	10,000	10,044
MetLife Global Funding I 2.30% 2019[6]	6,745	6,831
Royal Bank of Canada 1.20% 2017	21,215	21,347
Credit Suisse Group AG 1.375% 2017	21,225	21,271
Bank of New York Mellon Corp. 0.785% 2018[4]	20,000	20,144
Bank of Nova Scotia 0.457% 2016[4]	20,000	20,011
Westpac Banking Corp. 2.25% 2019	18,595	18,853
Svenska Handelsbanken AB 2.50% 2019	15,300	15,676
BPCE SA group 2.50% 2018	14,880	15,120
Nordea Bank, Series 2, 3.70% 2014[6]	14,500	14,725
Berkshire Hathaway Inc. 0.95% 2016	14,240	14,361
Citigroup Inc. 4.75% 2015	4,457	4,631
Citigroup Inc. 1.189% 2016[4]	8,510	8,600
Westfield Group 5.75% 2015[6]	9,440	10,052
Morgan Stanley 3.80% 2016	5,890	6,204
UBS AG 3.875% 2015	5,253	5,369
JPMorgan Chase & Co. 1.35% 2017	5,000	5,026
Abbey National Treasury Services PLC 3.875% 2014[6]	4,100	4,161
Société Générale 3.10% 2015[6]	4,000	4,123
ACE INA Holdings Inc. 5.875% 2014	1,665	1,668
		371,690
Health care 2.25%

Pfizer Inc. 1.10% 2017	18,850	18,915
Pfizer Inc. 0.533% 2018[4]	10,000	10,026
Merck & Co., Inc. 0.586% 2018[4]	26,200	26,320
AbbVie Inc. 1.20% 2015	15,655	15,795
Sutter Health 1.09% 2053	7,475	7,427
UnitedHealth Group Inc. 0.85% 2015	4,140	4,163
UnitedHealth Group Inc. 1.875% 2016	3,000	3,084
Amgen Inc. 1.875% 2014	5,000	5,034
Catholic Health Initiatives, Series 2012, 1.60% 2017	3,380	3,333
Aetna Inc. 1.50% 2017	3,088	3,105
GlaxoSmithKline Capital PLC 0.75% 2015	3,000	3,012
Johnson & Johnson 0.70% 2016	2,000	2,008
		102,222
Energy 2.07%

Exxon Mobil Corp. 0.385% 2019[4]	31,820	31,888
Total Capital International 0.75% 2016	10,000	10,062
Total Capital International 1.50% 2017	5,000	5,084
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Energy (continued)	(000)	(000)

Total Capital Canada Ltd. 1.45% 2018	$ 4,980	$ 5,002
Chevron Corp. 0.889% 2016	18,550	18,690
Shell International Finance BV 0.625% 2015	7,300	7,334
Shell International Finance BV 3.10% 2015	7,500	7,728
TransCanada PipeLines Ltd. 3.40% 2015	6,275	6,458
StatoilHydro ASA 2.90% 2014	2,070	2,090
		94,336
Industrials 1.40%

General Electric Co. 0.85% 2015	26,438	26,598
General Electric Capital Corp. 0.457% 2016[4]	2,000	2,003
General Electric Capital Corp. 2.30% 2017	10,000	10,338
General Electric Capital Corp. 2.45% 2017	14,840	15,391
Precision Castparts Corp. 0.70% 2015	7,290	7,311
Raytheon Co. 6.75% 2018	1,225	1,444
Union Pacific Corp. 2.25% 2019	340	347
		63,432
Utilities 0.78%

Southern California Edison, First and Refunding Mortgage Bonds 1.125% 2017	13,795	13,856
Duke Energy Corp. 0.608% 2017[4]	8,540	8,572
Entergy Louisiana, LLC 1.875% 2014	4,650	4,688
Electricité de France SA 1.15% 2017[6]	3,000	3,013
Consumers Energy Co., First Mortgage Bonds, Series P, 5.50% 2016	2,500	2,755
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	2,425	2,437
		35,321
Telecommunication services 0.73%

AT&T Inc. 0.90% 2016	11,510	11,554
AT&T Inc. 2.40% 2016	5,000	5,161
Verizon Communications Inc. 1.25% 2014	2,500	2,510
Verizon Communications Inc. 2.50% 2016	10,585	10,964
Verizon Communications Inc. 3.00% 2016	3,000	3,125
		33,314
Consumer discretionary 0.66%

DaimlerChrysler North America Holding Corp. 1.25% 2016[6]	10,000	10,108
DaimlerChrysler North America Holding Corp. 1.45% 2016[6]	1,000	1,014
Toyota Motor Credit Corp. 0.875% 2015	7,500	7,552
Volkswagen International Finance NV 1.15% 2015[6]	7,500	7,551
Walt Disney Co. 0.875% 2017	4,000	3,992
		30,217
Information technology 0.49%

International Business Machines Corp. 0.875% 2014	5,000	5,015
International Business Machines Corp. 0.55% 2015	5,250	5,261
International Business Machines Corp. 0.45% 2016	8,305	8,313
International Business Machines Corp. 2.00% 2016	2,500	2,565
International Business Machines Corp. 1.95% 2019	1,000	1,005
		22,159
Materials 0.28%

Rio Tinto Finance (USA) Ltd. 1.375% 2016	7,460	7,559
BHP Billiton Finance (USA) Ltd. 1.125% 2014	5,000	5,022
		12,581
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Consumer staples 0.19%	(000)	(000)

Anheuser-Busch InBev NV 0.587% 2014[4]	$ 3,785	$ 3,787
Wal-Mart Stores, Inc. 1.00% 2017	1,800	1,805
Wal-Mart Stores, Inc. 4.75% 2043	1,000	1,088
Coca-Cola Co. 0.75% 2016	2,000	2,004
		8,684
Total corporate bonds & notes		773,956
Federal agency bonds & notes 13.59%

Fannie Mae 4.625% 2014	15,000	15,249
Fannie Mae 0.375% 2015	21,010	21,044
Fannie Mae 0.50% 2015	20,000	20,061
Fannie Mae 1.625% 2015	15,000	15,295
Fannie Mae 0.375% 2016	25,000	24,970
Fannie Mae 0.50% 2016	31,070	31,138
Fannie Mae 1.00% 2017	41,750	41,662
Fannie Mae 1.25% 2017	50,000	50,718
Fannie Mae 5.00% 2017	63,805	71,515
Fannie Mae, Series 2014-M2, Class A2, multifamily 3.513% 2023[3,4]	1,500	1,566
Freddie Mac 3.00% 2014	40,000	40,179
Freddie Mac 5.00% 2014	10,000	10,058
Freddie Mac 0.50% 2015	15,000	15,060
Freddie Mac 0.50% 2016	36,480	36,556
Freddie Mac 2.50% 2016	45,000	46,865
Freddie Mac 1.00% 2017	50,000	50,372
Freddie Mac, Series K707, Class A1, multifamily 1.615% 2018[3]	428	434
Freddie Mac, Series K703, Class A1, multifamily 1.873% 2018[3]	12,403	12,650
Freddie Mac, Series KF02, Class A3, multifamily 0.782% 2020[3,4]	2,787	2,798
Freddie Mac, Series K714, Class A2, multifamily 3.034% 2020[3,4]	1,100	1,151
Freddie Mac, Series K035, Class A2, multifamily 3.458% 2023[3,4]	1,500	1,570
Federal Home Loan Bank 0.375% 2015	25,000	25,063
Federal Home Loan Bank 0.375% 2016	44,400	44,461
Private Export Funding Corp. 1.375% 2017	36,930	37,506
		617,941
Asset-backed obligations[3] 5.63%

Aesop Funding II LLC, Series 2010-3A, Class A, 4.64% 2016[6]	28,331	29,197
Aesop Funding II LLC, Series 2010-5A, Class A, 3.15% 2017[6]	17,419	18,055
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[6]	5,415	5,411
Hertz Fleet Lease Funding LP, Series 2013-3-A, 0.70% 2027[4,6]	20,000	20,063
Hertz Fleet Lease Funding LP, Series 2014-1-A, 0.55% 2028[4,6]	14,425	14,431
Hertz Fleet Lease Funding LP, Series 2014-1-B, 0.90% 2028[4,6]	2,700	2,703
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[6]	25,000	25,138
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2010-1A, Class A-2, 3.74% 2017[6]	5,300	5,542
Trade Maps Ltd., 2013-1-A-A, 0.85% 2018[4,6,7]	14,340	14,389
Trade Maps Ltd., 2013-1-A-B, 1.40% 2018[4,6,7]	5,040	5,075
CarMaxAuto Owner Trust, Series 2014-1, Class A-3, 0.79% 2018	19,200	19,219
Aesop Funding LLC, Series 2014-1A, Class A, 2.46% 2020[6]	14,250	14,411
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class A-2, 0.57% 2017	13,675	13,687
Ford Credit Auto Owner Trust, Series 2014-1-A, 2.26% 2025[6]	13,145	13,317
Santander Drive Auto Receivables Trust, Series 2014-1, Class A-3, 0.87% 2018	10,980	11,011
Chesapeake Funding LLC, Series 2014-1-A, Class A, 0.572% 2026[4,6]	10,490	10,495
Enterprise Fleet Financing LLC, Series 2011-3, Class A-2 1.62% 2017[6]	569	570
Bonds, notes & other debt instruments
	Principal amount	Value
Asset-backed obligations[3] (continued)	(000)	(000)

Enterprise Fleet Financing LLC, Series 2014-1, Class A2, 0.87% 2019[6]	$ 9,000	$ 9,016
Volkswagen Auto Lease Trust, Series 2013-A, Class A-3, 0.84% 2016	7,000	7,035
Aesop Funding LLC, Series 2011-5A, Class A, 3.27% 2018[6]	6,000	6,300
ARI Fleet Lease Trust, Series 2014-A, Class A-2, 0.81% 2022[6]	6,010	6,011
Carlyle Global Market Strategies Commodities Fund, Series 2014-1A, Class A, 2.127% 2021[4,6,7]	2,000	2,000
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A-6, 6.62% 2016	1,805	1,861
JCP&L Transition Funding II LLC, Transition Bonds, Series 2006-A, Class A-2, 5.41% 2016	755	759
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	396	413
		256,109
Municipals 2.80%

State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 1.298% 2016	20,970	21,236
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2010-A, 5.00% 2016	5,000	5,471
State of New Jersey, Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds,
Series 2013-B, 1.087% 2016	25,000	25,215
State of Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue Refunding Bonds,
Series 2008-A, AMT, Assured Guaranty Municipal insured, 5.25% 2014	10,645	10,828
State of Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue Refunding Bonds,
Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.00% 2015	8,180	8,704
State of Texas, Harris County, Toll Road Revenue Refunding Bonds, Series 2012-D, 1.061% 2016	15,000	15,143
State of Florida, Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account
Secured Bonds, Series 2012-A-1, 5.00% 2017	7,000	7,875
State of New Jersey, Higher Education Student Assistance Authority, Student Loan Revenue Bonds,
Series 2013-1-A, AMT, 4.00% 2016	3,680	3,971
State of New Jersey, Higher Education Student Assistance Authority, Student Loan Revenue Bonds,
Series 2013-1-A, AMT, 5.00% 2017	3,200	3,611
State of California, Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue Bonds,
Series 2006-C-2, 1.45% 2045 (put 2017)	4,950	5,022
State of California, Bay Area Toll Authority, San Francisco Bay Area Toll Bridge Revenue Bonds,
Series 2006-C-4, 1.45% 2045 (put 2017)	925	938
State of California, Infrastructure and Economic Development Bank,
Revenue Refunding Bonds (J. Paul Getty Trust), Series 2012-B-2, 0.36% 2047 (put 2015)[4]	4,320	4,321
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, Series 2011-2, 4.50% 2028	1,580	1,716
State of Ohio, Housing Finance Agency, Single-family Mortgage Revenue Bonds, Series 2011-3, 4.50% 2029	1,835	1,998
State of Mississippi, General Obligation Bonds, Series 2009-D, 3.048% 2014	2,510	2,535
State of Florida, Citizens Property Insurance Corp., Coastal Account Secured Bonds,
Series 2011-A-3, Assured Guaranty Municipal insured, 1.71% 2014[4]	2,500	2,500
State of Florida, Housing Finance Corp., Homeowner Mortgage Revenue Bonds, Series 2011-C, 4.50% 2030	2,195	2,374
State of Indiana, Trustees of Indiana University, Indiana University Student Fee Revenue Refunding Bonds,
Series V-1, 5.00% 2018	2,000	2,332
State of Tennessee, Housing Development Agency, Homeownership Program Bonds,
Issue 2012-2-C, 4.00% 2038	1,390	1,522
		127,312
Bonds & notes of governments & government agencies outside the U.S. 2.29%

Oesterreichische Kontrollbank Aktiengesellschaft 0.75% 2016	60,500	60,498
Oesterreichische Kontrollbank Aktiengesellschaft 1.625% 2019	2,000	2,001
KfW 0.50% 2015	28,740	28,703
KfW 1.875% 2019	1,000	1,003
European Investment Bank 0.875% 2017	2,000	2,002
European Investment Bank 1.625% 2018	1,000	1,003
European Investment Bank 1.875% 2019	1,000	1,010
European Investment Bank 3.25% 2024	1,000	1,046
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[6]	3,550	3,568
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. (continued)	(000)	(000)

Kingdom of Denmark 0.875% 2017[6]	$ 2,000	$ 2,005
Landwirtschaftliche Rentenbank 1.75% 2019	1,500	1,506
		104,345
Total bonds, notes & other debt instruments (cost: $4,361,316,000)		4,397,240

Short-term securities 9.76%

Federal Home Loan Bank 0.05%–0.065% due 7/16–10/3/2014	94,525	94,515
Gotham Funding Corp. 0.07% due 6/2/2014[6]	60,000	60,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.10% due 6/4/2014	34,000	34,000
Sumitomo Mitsui Banking Corp. 0.22% due 10/27/2014[6]	50,000	49,948
KfW 0.11% due 9/26/2014[6]	45,400	45,377
BNP Paribas Finance Inc. 0.19% due 6/2/2014	36,100	36,100
Bank of Nova Scotia 0.15% due 8/6/2014	34,900	34,892
Electricité de France 0.55% due 1/2/2015[6]	30,000	29,931
Toronto-Dominion Bank 0.208% due 11/24/2014[4]	25,000	25,005
Coca-Cola Co. 0.19% due 1/8/2015[6]	25,000	24,972
General Electric Co. 0.06% due 6/2/2014	9,000	9,000
Total short-term securities (cost: $443,710,000)		443,740
Total investment securities (cost: $4,805,026,000)		4,840,980
Other assets less liabilities		(293,573)
Net assets		$4,547,407

Interest rate swaps

The fund has entered into interest rate swaps as shown in the following table. The average notional amount of interest rate swaps was $1,304,254,000 over the prior nine-month period.

					Unrealized
					appreciation
				Notional	(depreciation)
Pay/receive				amount	at 5/31/2014
floating rate	Floating rate index	Fixed rate	Expiration date	(000)	(000)

Pay	3-month USD-LIBOR	0.3975%	7/14/2015	$500,000	$ 655
Pay	3-month USD-LIBOR	0.425	12/17/2015	300,000	252
Pay	3-month USD-LIBOR	0.47	12/27/2015	20,000	28
Pay	3-month USD-LIBOR	0.49	12/30/2015	200,000	348
Pay	3-month USD-LIBOR	0.643	11/26/2016	40,000	(56)
Pay	3-month USD-LIBOR	0.9155	5/20/2017	20,000	13
Receive	3-month USD-LIBOR	1.4465	3/25/2018	200,000	(1,690)
Receive	3-month USD-LIBOR	1.8125	3/25/2019	10,000	(120)
Receive	3-month USD-LIBOR	1.81	4/23/2019	8,400	(91)
Receive	3-month USD-LIBOR	1.733	5/9/2019	150,000	(998)
Receive	3-month USD-LIBOR	1.615	5/22/2019	165,000	(74)
Receive	3-month USD-LIBOR	1.624	5/23/2019	10,000	(8)
Receive	3-month USD-LIBOR	2.891	3/24/2024	5,000	(151)
Receive	3-month USD-LIBOR	2.898	3/24/2024	35,000	(1,077)
Receive	3-month USD-LIBOR	2.606	5/20/2024	4,500	(13)
Receive	3-month USD-LIBOR	2.65	5/22/2024	8,850	(61)
Receive	3-month USD-LIBOR	2.626	5/22/2024	65,000	(304)
Receive	3-month USD-LIBOR	2.64	5/27/2024	100,000	(572)
Receive	3-month USD-LIBOR	2.611	5/29/2024	8,000	(26)
Receive	3-month USD-LIBOR	3.406	5/7/2044	2,250	(46)
Receive	3-month USD-LIBOR	3.2955	6/3/2044	1,000	—
					$(3,991)

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $20,915,000, which represented .46% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]	Coupon rate may change periodically.
[5]	A portion or all of the security purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $590,169,000, which represented 12.98% of the net assets of the fund.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $21,464,000, which represented .47% of the net assets of the fund.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2014, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 36,220
Gross unrealized depreciation on investment securities	(377)
Net unrealized appreciation on investment securities	35,843
Cost of investment securities for federal income tax purposes	4,805,137

Key to abbreviation

TBA = To be announced

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-048-0714O-S42146

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: July 29, 2014

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 29, 2014